Earnings per share (Tables)	6 Months Ended
Jun. 30, 2023
Earnings per share [abstract]
Schedule of basic and diluted earnings per share
The calculation of both basic and diluted earnings per share is based on net income attributable to equity holders of the parent and weighted average outstanding shares of:

	For the six months ended June 30,
In thousands of U.S. dollars except for share data	2023	2022
Net income attributable to equity holders of the parent - basic	$325,638	$106,683
Convertible notes interest expense	—	12,032
Net income attributable to equity holders of the parent - diluted	$325,638	$118,715

Basic weighted average number of shares	54,926,939	55,502,389
Effect of dilutive potential basic shares:
Restricted stock	2,259,164	2,283,834
Convertible notes	—	6,825,428
	2,259,164	9,109,262
Diluted weighted average number of shares	57,186,103	64,611,651

Earnings Per Share:
Basic	$5.93	$1.92
Diluted	$5.69	$1.84